Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amended to Address SEC Comments
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Registrant Name	DAVION HEALTHCARE PLC
Entity Central Index Key	0002039072
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Unit A
Entity Address, Address Line Two	West Cork Business & Technology Park
Entity Address, City or Town	Clonakilty, County Cork
Entity Address, Postal Zip Code	P85 FV48
City Area Code	353
Local Phone Number	2238 808 958
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 700
Entity Address, Address Line Three	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	536 5191
Contact Personnel Name	David E Price